Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 25,411,420	$ 11,400,237
Trade accounts receivable, net	2,189,986	1,879,151
Other receivables	844,720	1,440,833
Inventories	1,758,930	1,474,114
Restricted cash	294,093	462,415
Prepaid expenses	348,231	295,248
Total current assets	30,847,380	16,951,998
Fixed assets
Vessels, net	111,150,227	105,463,737
Advances for vessels under construction	15,687,490	50,122
Long-term assets
Restricted cash	7,700,000	7,400,000
Deferred charges, net	335,621	338,431
Other investments	6,183,800	5,196,196
Investment in joint venture	18,674,094	21,215,870
Total long-term assets	159,731,232	139,664,356
Total assets	190,578,612	156,616,354
Current liabilities
Long-term debt, current portion	19,512,000	12,862,000
Trade accounts payable	2,369,983	2,336,952
Accrued expenses	1,060,797	1,002,445
Accrued dividends		13,050
Deferred revenues	803,649	996,599
Due to related company	1,145,808	903,478
Derivatives	297,992	697,889
Total current liabilities	25,190,229	18,812,413
Long-term liabilities
Long-term debt, net of current portion	34,745,000	32,782,000
Derivatives	779	319,859
Total long-term liabilities	34,745,779	33,101,859
Total liabilities	59,936,008	51,914,272
Commitments and contingencies
Mezzanine Equity
Preferred shares (redemption of $0 and $32,140,100, respectively)	30,440,100
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 45,723,255 and 57,157,313 issued and outstanding)	1,714,720	1,371,698
Additional paid-in capital	266,831,088	252,314,683
Accumulated deficit	(168,343,304)	(148,984,299)
Total shareholders’ equity	100,202,504	104,702,082
Total liabilities and shareholders’ equity	$ 190,578,612	$ 156,616,354